DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS
July 31, 2026
(Unaudited)
($ reported in thousands)

Shares	Description	Value
Common Stocks—119.1%
	◼ Airport Services—3.9%
480,000	Aena SME S.A. (Spain)(1)	$14,768
11,000	Flughafen Zurich AG Registered Shares (Switzerland)(1)	3,224
43,000	Grupo Aeroportuario del Centro Norte SAB de C.V. ADR (Mexico)	4,597
		22,589
	◼ Construction & Engineering—3.6%
295,516	GEK TERNA S.A. (Greece)	15,410
1,050,000	Sacyr S.A. (Spain)(1)	5,691
		21,101
	◼ Data Center REITs—1.1%
6,400	Equinix, Inc. (1)	6,523
	◼ Electric Utilities—1.4%
166,000	FirstEnergy Corp. (1)	8,019
	◼ Electric, Gas and Water—62.5%
149,390	Alliant Energy Corp. (1)	10,574
125,660	Ameren Corp. (1)	13,773
154,000	American Electric Power Co., Inc. (1)	19,689
90,800	Atmos Energy Corp. (1)	15,688
438,097	CenterPoint Energy, Inc. (1)	18,418
119,500	CMS Energy Corp. (1)	8,603
112,000	DTE Energy Co. (1)	15,889
133,300	Duke Energy Corp. (1)	16,720
95,600	Edison International (1)	7,014
1,430,000	Enel SpA (Italy)(1)	16,159
220,000	Entergy Corp. (1)	23,676
163,000	Evergy, Inc. (1)	13,531
1,073,000	Iberdrola S.A. (Spain)(1)	25,551
327,000	NextEra Energy, Inc. (2)	28,423
1,073,000	Pennon Group plc (United Kingdom)	6,696
549,000	PG&E Corp. (1)	9,542
489,235	PPL Corp. (1)	17,226
446,000	RWE AG (Germany)(1)	29,408
Shares	Description	Value
88,000	Spire, Inc. (1)	$7,028
489,000	SSE plc (United Kingdom)	15,461
200,000	Veolia Environnement S.A. (France)(1)	7,950
123,300	WEC Energy Group, Inc. (1)	13,491
300,300	Xcel Energy, Inc. (1)	23,483
		363,993
	◼ Gas Utilities—1.3%
85,000	Southwest Gas Holdings, Inc. (1)	7,599
	◼ Highways & Railtracks—2.1%
190,000	Ferrovial NV (Netherlands)	12,432
	◼ Integrated Telecommunication Services—2.0%
276,000	AT&T, Inc. (1)	6,417
740,000	Infrastrutture Wireless Italiane SpA (Italy)(1)	5,483
		11,900
	◼ Multi-Utilities—9.4%
515,000	E.ON SE (Germany)(1)	11,114
368,250	National Grid plc (United Kingdom)	5,906
264,000	NiSource, Inc. (1)	11,729
295,400	Sempra (1)	26,158
		54,907
	◼ Oil & Gas Storage, Transportation and Production—17.3%
65,300	Cheniere Energy, Inc. (1)	17,211
61,000	DT Midstream, Inc. (1)	8,418
360,600	Keyera Corp. (Canada)(1)	15,321
115,000	ONEOK, Inc. (1)	10,443
97,000	Sunococorp LLC	7,415
74,168	Targa Resources Corp.	20,053
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Shares	Description	Value
303,147	Williams Cos., Inc. (The) (1)	$21,687
		100,548
	◼ Railroads—12.9%
161,500	Canadian Pacific Kansas City Ltd. (Canada)(1)	14,345
354,000	CSX Corp. (1)	17,842
26,800	Norfolk Southern Corp. (1)	8,991
117,000	Union Pacific Corp. (1)	34,179
		75,357
	◼ Water Utilities—0.6%
173,750	United Utilities Group plc (United Kingdom)	3,238
	◼ Wireless Telecommunication Services—1.0%
32,000	T-Mobile US, Inc. (1)	5,527
Total Common Stocks (Cost $510,182)		693,733

Units
Master Limited Partnerships—8.3%
	◼ Oil & Gas Storage, Transportation and Production—8.3%
843,185	Energy Transfer LP (1)	17,167
127,000	Enterprise Products Partners LP	4,832
Units	Description	Value
331,575	MPLX LP (1)	$19,381
292,000	Plains All American Pipeline LP (1)	7,175
Total Master Limited Partnerships (Cost $12,858)		48,555
TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS—127.4% (Cost $523,040)		742,288
	◼ Written Options—(0.0)%
	(see Open Written Option Contracts on the next page)
	Total Written Options (Premiums received $186)	(6)
TOTAL INVESTMENTS AFTER WRITTEN OPTIONS—127.4% (Cost $522,854)		742,282
	Secured borrowings—(23.2)%	(135,000)
	Mandatory Redeemable Preferred Shares at liquidation value—(4.3)%	(25,000)
	Other assets less other liabilities—0.1%	437
NET ASSETS APPLICABLE TO COMMON STOCK—100.0%		$582,719

(1)	All or a portion of the security is segregated as collateral for borrowings. The value of securities segregated as collateral is $309,147.
(2)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $10,170.
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.
Open Written Option Contracts as of July 31, 2026, were as follows:
Description of Option	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Exchange-Traded Call Options
NextEra Energy, Inc.	(1,170)	$(12,870)	$110.00	9/18/26	$(6)
Footnote Legend:
(1) Strike price not reported in thousands.

Sector Allocation*
Electric, Gas and Water	49%
Oil & Gas Storage, Transportation and Production	20
Railroads	10
Multi-Utilities	7
Airport Services	3
Construction & Engineering	3
Highways & Railtracks	2
Integrated Telecommunication Services	2
Electric Utilities	1
Gas Utilities	1
Data Center REITs	1
Wireless Telecommunication Services	1
Total	100%

Country Weightings*
United States	71%
Spain	7
Germany	5
United Kingdom	4
Canada	4
Italy	3
Greece	2
Netherlands	2
France	1
Mexico	1
Total	100%

The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
(Unaudited)
($ reported in thousands)
Currency Exposure*
United States Dollar	72%
Euro	19
Canadian Dollar	4
United Kingdom Pound Sterling	4
Swiss Franc	1
Total	100%

* Percentages are based on total investments rather than net assets applicable to common stock.
The accompanying note is an integral part of this financial statement.

DUFF & PHELPS UTILITY AND INFRASTRUCTURE FUND INC.
SCHEDULE OF INVESTMENTS—(Continued)
July 31, 2026
($ reported in thousands)
Note 1. Investment Valuation
The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
Level 3—significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its semi-annual report. The following is a summary of the inputs used to value each of the Fund’s investments at July 31, 2026:

Level 1
Common stocks	$693,733
Master Limited Partnerships	48,555
Written options	(6)
Total investments	$742,282
There were no Level 2 or Level 3 priced securities held at July 31, 2026 and there were no transfers into or out of Level 3 related to securities held at July 31, 2026.
Other information regarding the Fund is available on the Fund’s website www.dpimc.com/dpg or the Securities and Exchange Commission’s website at www.sec.gov.